Dividends (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Dividends
Dividend paid	€ 18,730,378	€ 40,616,470	€ 25,860,340
Dividend declared	€ 18,730,378	€ 40,616,470	€ 25,860,340